Trade Receivables and Other Assets - Disclosure of changes in deferred compensation receivable (Details) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Current Receivable [Line Items]
Beginning balance		$ 24,096
Gain (loss) on revaluation and provisioning of receivables		(2,735)	$ 255
Ending balance		18,950	24,096
Less: current portion		(7,743)	(11,574)
Non-current portion		11,207	12,522
Deferred compensation
Trade And Other Current Receivable [Line Items]
Beginning balance		12,216	11,112
Gain (loss) on revaluation and provisioning of receivables		(2)	255
Consideration for sale of Scout Drilling LLC		621
Interest accretion		1,287	1,249
Amount received		(2,550)	(400)
Ending balance		11,572	12,216
Less: current portion		(640)
Non-current portion		10,932
Deferred compensation | Aftermath
Trade And Other Current Receivable [Line Items]
Beginning balance		6,963	6,412
Gain (loss) on revaluation and provisioning of receivables		(2)	255
Consideration for sale of Scout Drilling LLC		0
Interest accretion		581	696
Amount received	$ (2,500)	(2,500)	(400)
Ending balance		5,042	6,963
Less: current portion		0
Non-current portion		5,042
Deferred compensation | Abrasilver
Trade And Other Current Receivable [Line Items]
Beginning balance		5,253	4,700
Gain (loss) on revaluation and provisioning of receivables		0	0
Consideration for sale of Scout Drilling LLC		0
Interest accretion		617	553
Amount received		0	0
Ending balance		5,870	5,253
Less: current portion		0
Non-current portion		5,870
Deferred compensation | Scout
Trade And Other Current Receivable [Line Items]
Beginning balance		0	0
Gain (loss) on revaluation and provisioning of receivables		0	0
Consideration for sale of Scout Drilling LLC		621
Interest accretion		89	0
Amount received		(50)	0
Ending balance		660	$ 0
Less: current portion		(640)
Non-current portion		$ 20